Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Condensed Consolidated Statements Of Operations
Revenues
Expenses
Research and development expenses	76,013	77,671	153,108	656,873	709,009	561,671
General and administrative expenses	350,303	167,891	1,144,427	440,449	620,835	777,499
Total operating expenses	426,316	245,562	1,297,535	1,097,322	1,329,844	1,339,170
Other income (expense)
Gain on extenguishment of debt	(437,184)		(437,184)
Interest expense on convertible notes	814,054	6,830	1,276,733	6,830	55,912	7,812
Net loss	$ (803,186)	$ (252,392)	$ (2,137,084)	$ (1,104,152)	$ (1,385,756)	$ (1,346,982)
Loss per common share - basic and diluted	$ (0.009)	$ (0.004)	$ (0.027)	$ (0.016)	$ (0.019)	$ (0.019)
Weighted average common shares outstanding - basic and diluted	92,190,551	71,153,300	78,302,103	71,146,439	71,148,163	71,790,615